UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	€ 124,711	€ 105,330
Personnel expenses	(17,259)	(8,691)
Depreciation and amortization	(358)	(315)
Other operating expenses	(101,802)	(93,317)
Operating expenses	(119,419)	(102,323)
OPERATING INCOME	5,292	3,007
Finance Income / (costs)	1,581	(4,883)
Net financial results	1,581	(4,883)
NET INCOME/(LOSS) BEFORE TAX	6,873	(1,876)
Income tax expense	(1,288)	(1,270)
NET INCOME/(LOSS) FOR THE PERIOD	5,585	(3,146)
Attributable to equity holders of the Parent	5,583	(3,147)
Attributable to non-controlling interests	€ 2	€ 1
Basic earnings per share attributable to equity holders of the Parent (Euro)	€ 0.123	€ (0.069)
Diluted earnings per share attributable to equity holders of the Parent (Euro)	€ 0.123	€ (0.069)